Other employee benefits (Schedule of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Employee Benefits [Line Items]
Unfunded benefit obligation	$ 83.6	$ 81.5	$ 103.2
Vacation accrual and other - non-current	2.4	2.3
Net liability	$ 86.0	$ 83.8